Consolidated Statements of Net Earnings - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 1,843,704	$ 1,902,328
Expenses:
Operating	1,239,649	1,248,686
General and administrative	114,440	132,421
Earnings before income taxes, loss on investments and other assets,finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals, and depreciation and amortization	489,615	521,221
Depreciation and amortization	317,904	309,314
Gain on asset disposals	(8,623)	(16,148)
Loss on asset decommissioning	67,080	0
Foreign exchange	(1,208)	2,259
Finance charges	57,197	69,753
Loss on investments and other assets	1,344	1,484
Earnings before income taxes	55,921	154,559
Income taxes:
Current	3,307	7,470
Deferred	49,520	35,759
Income taxes	52,827	43,229
Net earnings	3,094	111,330
Attributable to:
Shareholders of Precision Drilling Corporation	1,842	111,195
Non-controlling interests	$ 1,252	$ 135
Net earnings per share attributable to shareholders of Precision Drilling Corporation:
Basic	$ 0.14	$ 7.81
Diluted	$ 0.14	$ 7.81